Shareholder Report, Holdings (Details)	Jun. 28, 2024
C000069814 [Member] | Novo Nordisk A S Class B [Member]
Holdings [Line Items]
Percent of Total Investments	3.49%
C000069814 [Member] | Nestle SA [Member]
Holdings [Line Items]
Percent of Total Investments	2.11%
C000069814 [Member] | ASML Holding NV [Member]
Holdings [Line Items]
Percent of Total Investments	4.96%
C000069814 [Member] | LVMH Moet Hennessy Louis Vuitton SE [Member]
Holdings [Line Items]
Percent of Total Investments	1.90%
C000069814 [Member] | MercadoLibre Inc [Member]
Holdings [Line Items]
Percent of Total Investments	1.96%
C000069814 [Member] | Recruit Holdings Co Ltd [Member]
Holdings [Line Items]
Percent of Total Investments	1.76%
C000069814 [Member] | Safran SA [Member]
Holdings [Line Items]
Percent of Total Investments	1.88%
C000069814 [Member] | Puma SE [Member]
Holdings [Line Items]
Percent of Total Investments	1.83%
C000069814 [Member] | Daiichi Sankyo Co Ltd [Member]
Holdings [Line Items]
Percent of Total Investments	1.89%
C000069814 [Member] | Keywords Studios PLC [Member]
Holdings [Line Items]
Percent of Total Investments	2.04%
C000069814 [Member] | Countries less than 1 [Member]
Holdings [Line Items]
Percent of Total Investments	11.10%
C000069814 [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Total Investments	11.10%
C000069814 [Member] | NETHERLANDS
Holdings [Line Items]
Percent of Total Investments	7.90%
C000069814 [Member] | CANADA
Holdings [Line Items]
Percent of Total Investments	3.10%
C000069814 [Member] | CHINA
Holdings [Line Items]
Percent of Total Investments	1.00%
C000069814 [Member] | SWEDEN
Holdings [Line Items]
Percent of Total Investments	2.10%
C000069814 [Member] | SINGAPORE
Holdings [Line Items]
Percent of Total Investments	1.00%
C000069814 [Member] | URUGUAY
Holdings [Line Items]
Percent of Total Investments	2.00%
C000069814 [Member] | ISRAEL
Holdings [Line Items]
Percent of Total Investments	4.60%
C000069814 [Member] | GERMANY
Holdings [Line Items]
Percent of Total Investments	8.80%
C000069814 [Member] | JAPAN
Holdings [Line Items]
Percent of Total Investments	16.80%
C000069814 [Member] | TAIWAN
Holdings [Line Items]
Percent of Total Investments	1.10%
C000069814 [Member] | AUSTRALIA
Holdings [Line Items]
Percent of Total Investments	4.20%
C000069814 [Member] | SPAIN
Holdings [Line Items]
Percent of Total Investments	2.50%
C000069814 [Member] | FRANCE
Holdings [Line Items]
Percent of Total Investments	9.70%
C000069814 [Member] | DENMARK
Holdings [Line Items]
Percent of Total Investments	6.50%
C000069814 [Member] | SWITZERLAND
Holdings [Line Items]
Percent of Total Investments	10.80%
C000069814 [Member] | IRELAND
Holdings [Line Items]
Percent of Total Investments	3.90%
C000069814 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Total Investments	1.80%
C000195598 [Member] | Delta Electronics Inc [Member]
Holdings [Line Items]
Percent of Total Investments	1.18%
C000195598 [Member] | Dreyfus Institutional Preferred Government Money Market Fund Institutional Class [Member]
Holdings [Line Items]
Percent of Total Investments	0.98%
C000195598 [Member] | ICICI Bank Ltd [Member]
Holdings [Line Items]
Percent of Total Investments	1.33%
C000195598 [Member] | Kia Corp [Member]
Holdings [Line Items]
Percent of Total Investments	1.05%
C000195598 [Member] | MediaTek Inc [Member]
Holdings [Line Items]
Percent of Total Investments	1.79%
C000195598 [Member] | Samsung Electronics Co Ltd [Member]
Holdings [Line Items]
Percent of Total Investments	4.83%
C000195598 [Member] | Taiwan Semiconductor Manufacturing Co Ltd [Member]
Holdings [Line Items]
Percent of Total Investments	9.61%
C000195598 [Member] | Meituan Class B [Member]
Holdings [Line Items]
Percent of Total Investments	1.24%
C000195598 [Member] | Alibaba Group Holding Ltd [Member]
Holdings [Line Items]
Percent of Total Investments	1.86%
C000195598 [Member] | Tencent Holdings Ltd [Member]
Holdings [Line Items]
Percent of Total Investments	4.83%
C000195598 [Member] | Countries less than 1 [Member]
Holdings [Line Items]
Percent of Total Investments	19.00%
C000195598 [Member] | INDONESIA
Holdings [Line Items]
Percent of Total Investments	2.10%
C000195598 [Member] | CHINA
Holdings [Line Items]
Percent of Total Investments	23.80%
C000195598 [Member] | GREECE
Holdings [Line Items]
Percent of Total Investments	1.30%
C000195598 [Member] | THAILAND
Holdings [Line Items]
Percent of Total Investments	1.50%
C000195598 [Member] | MEXICO
Holdings [Line Items]
Percent of Total Investments	2.50%
C000195598 [Member] | TAIWAN
Holdings [Line Items]
Percent of Total Investments	19.00%
C000195598 [Member] | BRAZIL
Holdings [Line Items]
Percent of Total Investments	3.30%
C000195598 [Member] | POLAND
Holdings [Line Items]
Percent of Total Investments	1.40%
C000195598 [Member] | SOUTH AFRICA
Holdings [Line Items]
Percent of Total Investments	1.70%
C000195598 [Member] | KOREA, REPUBLIC OF
Holdings [Line Items]
Percent of Total Investments	12.50%
C000195598 [Member] | INDIA
Holdings [Line Items]
Percent of Total Investments	18.40%
C000195598 [Member] | MALAYSIA
Holdings [Line Items]
Percent of Total Investments	1.10%
C000195598 [Member] | PHILIPPINES
Holdings [Line Items]
Percent of Total Investments	1.10%
C000195598 [Member] | SAUDI ARABIA
Holdings [Line Items]
Percent of Total Investments	2.60%
C000195598 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Total Investments	2.10%
C000155763 [Member] | Dreyfus Institutional Preferred Government Money Market Fund Institutional Class [Member]
Holdings [Line Items]
Percent of Total Investments	3.25%
C000155763 [Member] | TotalEnergies SE [Member]
Holdings [Line Items]
Percent of Total Investments	2.38%
C000155763 [Member] | Roche Holding AG [Member]
Holdings [Line Items]
Percent of Total Investments	1.36%
C000155763 [Member] | Taiwan Semiconductor Manufacturing Co Ltd Sponsored ADR [Member]
Holdings [Line Items]
Percent of Total Investments	1.66%
C000155763 [Member] | Cadence Design Systems Inc [Member]
Holdings [Line Items]
Percent of Total Investments	1.49%
C000155763 [Member] | Franco Nevada Corp [Member]
Holdings [Line Items]
Percent of Total Investments	1.39%
C000155763 [Member] | Schneider Electric SE [Member]
Holdings [Line Items]
Percent of Total Investments	1.61%
C000155763 [Member] | Novartis AG [Member]
Holdings [Line Items]
Percent of Total Investments	1.30%
C000155763 [Member] | NatWest Group PLC [Member]
Holdings [Line Items]
Percent of Total Investments	1.68%
C000155763 [Member] | UBS Group AG [Member]
Holdings [Line Items]
Percent of Total Investments	1.28%
C000155763 [Member] | Countries less than 1 [Member]
Holdings [Line Items]
Percent of Total Investments	12.70%
C000155763 [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Total Investments	12.70%
C000155763 [Member] | HONG KONG
Holdings [Line Items]
Percent of Total Investments	1.00%
C000155763 [Member] | NETHERLANDS
Holdings [Line Items]
Percent of Total Investments	4.30%
C000155763 [Member] | CANADA
Holdings [Line Items]
Percent of Total Investments	2.30%
C000155763 [Member] | ITALY
Holdings [Line Items]
Percent of Total Investments	1.20%
C000155763 [Member] | SWEDEN
Holdings [Line Items]
Percent of Total Investments	2.40%
C000155763 [Member] | GERMANY
Holdings [Line Items]
Percent of Total Investments	8.30%
C000155763 [Member] | JAPAN
Holdings [Line Items]
Percent of Total Investments	17.60%
C000155763 [Member] | TAIWAN
Holdings [Line Items]
Percent of Total Investments	1.70%
C000155763 [Member] | AUSTRALIA
Holdings [Line Items]
Percent of Total Investments	3.70%
C000155763 [Member] | SPAIN
Holdings [Line Items]
Percent of Total Investments	3.80%
C000155763 [Member] | FRANCE
Holdings [Line Items]
Percent of Total Investments	12.70%
C000155763 [Member] | DENMARK
Holdings [Line Items]
Percent of Total Investments	1.80%
C000155763 [Member] | KOREA, REPUBLIC OF
Holdings [Line Items]
Percent of Total Investments	1.30%
C000155763 [Member] | SWITZERLAND
Holdings [Line Items]
Percent of Total Investments	9.20%
C000155763 [Member] | IRELAND
Holdings [Line Items]
Percent of Total Investments	4.00%
C000155763 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Total Investments	6.60%
C000155764 [Member] | Novo Nordisk A S Class B [Member]
Holdings [Line Items]
Percent of Total Investments	3.49%
C000155764 [Member] | Nestle SA [Member]
Holdings [Line Items]
Percent of Total Investments	2.11%
C000155764 [Member] | ASML Holding NV [Member]
Holdings [Line Items]
Percent of Total Investments	4.96%
C000155764 [Member] | LVMH Moet Hennessy Louis Vuitton SE [Member]
Holdings [Line Items]
Percent of Total Investments	1.90%
C000155764 [Member] | MercadoLibre Inc [Member]
Holdings [Line Items]
Percent of Total Investments	1.96%
C000155764 [Member] | Recruit Holdings Co Ltd [Member]
Holdings [Line Items]
Percent of Total Investments	1.76%
C000155764 [Member] | Safran SA [Member]
Holdings [Line Items]
Percent of Total Investments	1.88%
C000155764 [Member] | Puma SE [Member]
Holdings [Line Items]
Percent of Total Investments	1.83%
C000155764 [Member] | Daiichi Sankyo Co Ltd [Member]
Holdings [Line Items]
Percent of Total Investments	1.89%
C000155764 [Member] | Keywords Studios PLC [Member]
Holdings [Line Items]
Percent of Total Investments	2.04%
C000155764 [Member] | Countries less than 1 [Member]
Holdings [Line Items]
Percent of Total Investments	11.10%
C000155764 [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Total Investments	11.10%
C000155764 [Member] | NETHERLANDS
Holdings [Line Items]
Percent of Total Investments	7.90%
C000155764 [Member] | CANADA
Holdings [Line Items]
Percent of Total Investments	3.10%
C000155764 [Member] | CHINA
Holdings [Line Items]
Percent of Total Investments	1.00%
C000155764 [Member] | SWEDEN
Holdings [Line Items]
Percent of Total Investments	2.10%
C000155764 [Member] | SINGAPORE
Holdings [Line Items]
Percent of Total Investments	1.00%
C000155764 [Member] | URUGUAY
Holdings [Line Items]
Percent of Total Investments	2.00%
C000155764 [Member] | ISRAEL
Holdings [Line Items]
Percent of Total Investments	4.60%
C000155764 [Member] | GERMANY
Holdings [Line Items]
Percent of Total Investments	8.80%
C000155764 [Member] | JAPAN
Holdings [Line Items]
Percent of Total Investments	16.80%
C000155764 [Member] | TAIWAN
Holdings [Line Items]
Percent of Total Investments	1.10%
C000155764 [Member] | AUSTRALIA
Holdings [Line Items]
Percent of Total Investments	4.20%
C000155764 [Member] | SPAIN
Holdings [Line Items]
Percent of Total Investments	2.50%
C000155764 [Member] | FRANCE
Holdings [Line Items]
Percent of Total Investments	9.70%
C000155764 [Member] | DENMARK
Holdings [Line Items]
Percent of Total Investments	6.50%
C000155764 [Member] | SWITZERLAND
Holdings [Line Items]
Percent of Total Investments	10.80%
C000155764 [Member] | IRELAND
Holdings [Line Items]
Percent of Total Investments	3.90%
C000155764 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Total Investments	1.80%
C000155807 [Member] | Dreyfus Institutional Preferred Government Money Market Fund Institutional Class [Member]
Holdings [Line Items]
Percent of Total Investments	2.54%
C000155807 [Member] | Novo Nordisk A S Class B [Member]
Holdings [Line Items]
Percent of Total Investments	2.69%
C000155807 [Member] | Nestle SA [Member]
Holdings [Line Items]
Percent of Total Investments	1.57%
C000155807 [Member] | Toyota Motor Corp [Member]
Holdings [Line Items]
Percent of Total Investments	1.25%
C000155807 [Member] | ASML Holding NV [Member]
Holdings [Line Items]
Percent of Total Investments	2.35%
C000155807 [Member] | LVMH Moet Hennessy Louis Vuitton SE [Member]
Holdings [Line Items]
Percent of Total Investments	1.22%
C000155807 [Member] | SAP SE [Member]
Holdings [Line Items]
Percent of Total Investments	1.21%
C000155807 [Member] | U S Treasury Bills 5 29 [Member]
Holdings [Line Items]
Percent of Total Investments	2.03%
C000155807 [Member] | AstraZeneca PLC [Member]
Holdings [Line Items]
Percent of Total Investments	1.39%
C000155807 [Member] | Shell PLC [Member]
Holdings [Line Items]
Percent of Total Investments	1.32%
C000155807 [Member] | Countries less than 1 [Member]
Holdings [Line Items]
Percent of Total Investments	13.20%
C000155807 [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Total Investments	13.20%
C000155807 [Member] | HONG KONG
Holdings [Line Items]
Percent of Total Investments	1.80%
C000155807 [Member] | NETHERLANDS
Holdings [Line Items]
Percent of Total Investments	5.40%
C000155807 [Member] | ITALY
Holdings [Line Items]
Percent of Total Investments	2.30%
C000155807 [Member] | SWEDEN
Holdings [Line Items]
Percent of Total Investments	3.10%
C000155807 [Member] | SINGAPORE
Holdings [Line Items]
Percent of Total Investments	1.30%
C000155807 [Member] | FINLAND
Holdings [Line Items]
Percent of Total Investments	1.00%
C000155807 [Member] | GERMANY
Holdings [Line Items]
Percent of Total Investments	8.20%
C000155807 [Member] | JAPAN
Holdings [Line Items]
Percent of Total Investments	21.80%
C000155807 [Member] | AUSTRALIA
Holdings [Line Items]
Percent of Total Investments	7.00%
C000155807 [Member] | SPAIN
Holdings [Line Items]
Percent of Total Investments	2.40%
C000155807 [Member] | FRANCE
Holdings [Line Items]
Percent of Total Investments	10.40%
C000155807 [Member] | DENMARK
Holdings [Line Items]
Percent of Total Investments	3.80%
C000155807 [Member] | SWITZERLAND
Holdings [Line Items]
Percent of Total Investments	9.90%
C000155807 [Member] | IRELAND
Holdings [Line Items]
Percent of Total Investments	1.00%
C000155807 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Total Investments	4.60%
C000195597 [Member] | Delta Electronics Inc [Member]
Holdings [Line Items]
Percent of Total Investments	1.18%
C000195597 [Member] | Dreyfus Institutional Preferred Government Money Market Fund Institutional Class [Member]
Holdings [Line Items]
Percent of Total Investments	0.98%
C000195597 [Member] | ICICI Bank Ltd [Member]
Holdings [Line Items]
Percent of Total Investments	1.33%
C000195597 [Member] | Kia Corp [Member]
Holdings [Line Items]
Percent of Total Investments	1.05%
C000195597 [Member] | MediaTek Inc [Member]
Holdings [Line Items]
Percent of Total Investments	1.79%
C000195597 [Member] | Samsung Electronics Co Ltd [Member]
Holdings [Line Items]
Percent of Total Investments	4.83%
C000195597 [Member] | Taiwan Semiconductor Manufacturing Co Ltd [Member]
Holdings [Line Items]
Percent of Total Investments	9.61%
C000195597 [Member] | Meituan Class B [Member]
Holdings [Line Items]
Percent of Total Investments	1.24%
C000195597 [Member] | Alibaba Group Holding Ltd [Member]
Holdings [Line Items]
Percent of Total Investments	1.86%
C000195597 [Member] | Tencent Holdings Ltd [Member]
Holdings [Line Items]
Percent of Total Investments	4.83%
C000195597 [Member] | Countries less than 1 [Member]
Holdings [Line Items]
Percent of Total Investments	19.00%
C000195597 [Member] | INDONESIA
Holdings [Line Items]
Percent of Total Investments	2.10%
C000195597 [Member] | CHINA
Holdings [Line Items]
Percent of Total Investments	23.80%
C000195597 [Member] | GREECE
Holdings [Line Items]
Percent of Total Investments	1.30%
C000195597 [Member] | THAILAND
Holdings [Line Items]
Percent of Total Investments	1.50%
C000195597 [Member] | MEXICO
Holdings [Line Items]
Percent of Total Investments	2.50%
C000195597 [Member] | TAIWAN
Holdings [Line Items]
Percent of Total Investments	19.00%
C000195597 [Member] | BRAZIL
Holdings [Line Items]
Percent of Total Investments	3.30%
C000195597 [Member] | POLAND
Holdings [Line Items]
Percent of Total Investments	1.40%
C000195597 [Member] | SOUTH AFRICA
Holdings [Line Items]
Percent of Total Investments	1.70%
C000195597 [Member] | KOREA, REPUBLIC OF
Holdings [Line Items]
Percent of Total Investments	12.50%
C000195597 [Member] | INDIA
Holdings [Line Items]
Percent of Total Investments	18.40%
C000195597 [Member] | MALAYSIA
Holdings [Line Items]
Percent of Total Investments	1.10%
C000195597 [Member] | PHILIPPINES
Holdings [Line Items]
Percent of Total Investments	1.10%
C000195597 [Member] | SAUDI ARABIA
Holdings [Line Items]
Percent of Total Investments	2.60%
C000195597 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Total Investments	2.10%
C000095750 [Member] | Dreyfus Institutional Preferred Government Money Market Fund Institutional Class [Member]
Holdings [Line Items]
Percent of Total Investments	2.54%
C000095750 [Member] | Novo Nordisk A S Class B [Member]
Holdings [Line Items]
Percent of Total Investments	2.69%
C000095750 [Member] | Nestle SA [Member]
Holdings [Line Items]
Percent of Total Investments	1.57%
C000095750 [Member] | Toyota Motor Corp [Member]
Holdings [Line Items]
Percent of Total Investments	1.25%
C000095750 [Member] | ASML Holding NV [Member]
Holdings [Line Items]
Percent of Total Investments	2.35%
C000095750 [Member] | LVMH Moet Hennessy Louis Vuitton SE [Member]
Holdings [Line Items]
Percent of Total Investments	1.22%
C000095750 [Member] | SAP SE [Member]
Holdings [Line Items]
Percent of Total Investments	1.21%
C000095750 [Member] | U S Treasury Bills 5 29 [Member]
Holdings [Line Items]
Percent of Total Investments	2.03%
C000095750 [Member] | AstraZeneca PLC [Member]
Holdings [Line Items]
Percent of Total Investments	1.39%
C000095750 [Member] | Shell PLC [Member]
Holdings [Line Items]
Percent of Total Investments	1.32%
C000095750 [Member] | Countries less than 1 [Member]
Holdings [Line Items]
Percent of Total Investments	13.20%
C000095750 [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Total Investments	13.20%
C000095750 [Member] | HONG KONG
Holdings [Line Items]
Percent of Total Investments	1.80%
C000095750 [Member] | NETHERLANDS
Holdings [Line Items]
Percent of Total Investments	5.40%
C000095750 [Member] | ITALY
Holdings [Line Items]
Percent of Total Investments	2.30%
C000095750 [Member] | SWEDEN
Holdings [Line Items]
Percent of Total Investments	3.10%
C000095750 [Member] | SINGAPORE
Holdings [Line Items]
Percent of Total Investments	1.30%
C000095750 [Member] | FINLAND
Holdings [Line Items]
Percent of Total Investments	1.00%
C000095750 [Member] | GERMANY
Holdings [Line Items]
Percent of Total Investments	8.20%
C000095750 [Member] | JAPAN
Holdings [Line Items]
Percent of Total Investments	21.80%
C000095750 [Member] | AUSTRALIA
Holdings [Line Items]
Percent of Total Investments	7.00%
C000095750 [Member] | SPAIN
Holdings [Line Items]
Percent of Total Investments	2.40%
C000095750 [Member] | FRANCE
Holdings [Line Items]
Percent of Total Investments	10.40%
C000095750 [Member] | DENMARK
Holdings [Line Items]
Percent of Total Investments	3.80%
C000095750 [Member] | SWITZERLAND
Holdings [Line Items]
Percent of Total Investments	9.90%
C000095750 [Member] | IRELAND
Holdings [Line Items]
Percent of Total Investments	1.00%
C000095750 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Total Investments	4.60%
C000069813 [Member] | Dreyfus Institutional Preferred Government Money Market Fund Institutional Class [Member]
Holdings [Line Items]
Percent of Total Investments	3.25%
C000069813 [Member] | TotalEnergies SE [Member]
Holdings [Line Items]
Percent of Total Investments	2.38%
C000069813 [Member] | Roche Holding AG [Member]
Holdings [Line Items]
Percent of Total Investments	1.36%
C000069813 [Member] | Taiwan Semiconductor Manufacturing Co Ltd Sponsored ADR [Member]
Holdings [Line Items]
Percent of Total Investments	1.66%
C000069813 [Member] | Cadence Design Systems Inc [Member]
Holdings [Line Items]
Percent of Total Investments	1.49%
C000069813 [Member] | Franco Nevada Corp [Member]
Holdings [Line Items]
Percent of Total Investments	1.39%
C000069813 [Member] | Schneider Electric SE [Member]
Holdings [Line Items]
Percent of Total Investments	1.61%
C000069813 [Member] | Novartis AG [Member]
Holdings [Line Items]
Percent of Total Investments	1.30%
C000069813 [Member] | NatWest Group PLC [Member]
Holdings [Line Items]
Percent of Total Investments	1.68%
C000069813 [Member] | UBS Group AG [Member]
Holdings [Line Items]
Percent of Total Investments	1.28%
C000069813 [Member] | Countries less than 1 [Member]
Holdings [Line Items]
Percent of Total Investments	12.70%
C000069813 [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Total Investments	12.70%
C000069813 [Member] | HONG KONG
Holdings [Line Items]
Percent of Total Investments	1.00%
C000069813 [Member] | NETHERLANDS
Holdings [Line Items]
Percent of Total Investments	4.30%
C000069813 [Member] | CANADA
Holdings [Line Items]
Percent of Total Investments	2.30%
C000069813 [Member] | ITALY
Holdings [Line Items]
Percent of Total Investments	1.20%
C000069813 [Member] | SWEDEN
Holdings [Line Items]
Percent of Total Investments	2.40%
C000069813 [Member] | GERMANY
Holdings [Line Items]
Percent of Total Investments	8.30%
C000069813 [Member] | JAPAN
Holdings [Line Items]
Percent of Total Investments	17.60%
C000069813 [Member] | TAIWAN
Holdings [Line Items]
Percent of Total Investments	1.70%
C000069813 [Member] | AUSTRALIA
Holdings [Line Items]
Percent of Total Investments	3.70%
C000069813 [Member] | SPAIN
Holdings [Line Items]
Percent of Total Investments	3.80%
C000069813 [Member] | FRANCE
Holdings [Line Items]
Percent of Total Investments	12.70%
C000069813 [Member] | DENMARK
Holdings [Line Items]
Percent of Total Investments	1.80%
C000069813 [Member] | KOREA, REPUBLIC OF
Holdings [Line Items]
Percent of Total Investments	1.30%
C000069813 [Member] | SWITZERLAND
Holdings [Line Items]
Percent of Total Investments	9.20%
C000069813 [Member] | IRELAND
Holdings [Line Items]
Percent of Total Investments	4.00%
C000069813 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Total Investments	6.60%